Operating Leases - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 Vessel	Dec. 31, 2013
Operating Leased Assets [Line Items]
Minimum commitment to be incurred by Company, 2015	49.0
Minimum commitment to be incurred by Company, 2016	8.5
Minimum commitment to be incurred by Company, 2017	4.8
Minimum scheduled future revenues to be received by Company	44.5
Minimum scheduled future revenues to be received by Company in current year	36.3
Minimum scheduled future revenues to be received by Company in second year	8.2
Carrying amount of vessels employed on operating leases	224.8	431.1
Cost of the vessels	352.4	598.1
Accumulated depreciation of the vessels	127.6	$ 167.0
Charters In [Member]
Operating Leased Assets [Line Items]
Number of vessels	12
Property Subject to Operating Lease [Member] | Fixed Rate Time Charter Contract [Member]
Operating Leased Assets [Line Items]
Number of vessels	8
Property Subject to Operating Lease [Member] | Time Charter Contract Expiration 2015 [Member]
Operating Leased Assets [Line Items]
Number of vessels	5
Property Subject to Operating Lease [Member] | Time Charter Contract Expiration 2016 [Member]
Operating Leased Assets [Line Items]
Number of vessels	3